Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended											6 Months Ended		9 Months Ended				12 Months Ended
	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	Feb. 28, 2022		Nov. 30, 2021		Aug. 31, 2021		Feb. 28, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	Feb. 28, 2023	Feb. 28, 2022		Feb. 28, 2021	May 31, 2022	May 31, 2021	May 31, 2020
Consolidated Statements of Operations
Revenue															$ 266	[1]		$ 266	$ 0
Cost of goods sold															53	[1]		53
Gross profit															213	[1]		213
Operating expenses:
General and administrative	$ 2,971			$ 10,140	[1]									$ 14,347	33,960	[1]		44,303	34,320
Research and development	938			3,569	[1]									1,651	23,036	[1]		27,043	53,403
Amortization and depreciation	12			129	[1]									165	657	[1]		781	1,797
Intangible asset impairment charge										$ 10,000								0	10,049	$ 0
Inventory charge			$ 2,700	5,559	[1]									20,633	8,916	[1]		73,490	5,027
Total operating expenses	3,921			19,397	[1]									36,796	66,569	[1]		145,617	104,596
Operating loss	(3,921)			(19,397)	[1]									(36,796)	(66,356)	[1]		(145,404)	(104,596)
Interest and other expenses:
Interest on convertible notes	(1,142)			(1,187)	[1]									(3,447)	(4,299)	[1]		(5,417)	(4,387)
Amortization of discount on convertible notes	(565)			(637)	[1]									(1,721)	(2,382)	[1]		(2,958)	(3,591)
Amortization of debt issuance costs	(17)			(19)	[1]									(51)	(70)	[1]		(87)	(65)
Loss on induced conversion	(2,018)	$ (638)		(12,066)	[1]	$ (6,785)	[1]	$ (18,530)	[1]					(2,656)	(37,381)	[1]		(37,381)	(39,131)
Finance charges	(5,884)			(7,025)	[1]									(7,761)	(8,084)	[1]		(9,029)	(145)
Inducement interest expense				(954)	[1]			(528)		(5,360)	$ (4,217)		$ (7,562)		(6,186)	[1]	$ (12,922)	(6,691)	(13,922)
Legal settlement															(1,941)	[1]		(3,853)	(10,628)
Loss on derivatives	(155)													(8,756)
Total interest and other expenses	(9,781)			(21,888)	[1]									(24,392)	(60,343)	[1]		(65,416)	(71,869)
Loss before income taxes	(13,702)			(41,285)	[1]	(40,077)		(45,337)		(37,581)	(37,980)	$ (85,414)	(68,812)	(61,188)	(126,699)	[1]	(106,393)	(210,820)	(176,465)
Income tax benefit	0			0	[1]									0	0	[1]		0	0
Net loss	$ (13,702)	$ (26,495)	$ (20,991)	$ (41,285)	[1],[2]	$ (40,077)	[1]	$ (45,337)	[1]	$ (37,581)	$ (37,980)	$ (85,414)	$ (68,812)	$ (61,188)	$ (126,699)	[1],[2]	$ (106,393)	$ (210,820)	$ (176,465)
Weighted average common shares outstanding, Basic	832,215,000			695,614,000	[1],[2]									810,986,000	663,373,000	[1],[2]		676,900	587,590
Weighted average common shares outstanding, Diluted	832,215,000			695,614,000										810,986,000	663,373,000			676,900	587,590
Loss per share, Basic	$ (0.02)			$ (0.06)	[1],[2]	$ (0.06)		$ (0.07)		$ (0.07)	$ (0.07)	$ (0.13)	$ (0.12)	$ (0.08)	$ (0.19)	[1],[2]	$ (0.18)	$ (0.31)	$ (0.30)
Loss per share, Diluted	$ (0.02)			$ (0.06)		$ (0.06)		$ (0.07)		$ (0.07)	$ (0.07)	$ (0.13)	$ (0.12)	$ (0.08)	$ (0.19)		$ (0.18)	$ (0.31)	$ (0.30)

[1]	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.
[2]	See Note 2, Summary of Significant Accounting Policies